Parent only financial statements	12 Months Ended
Dec. 31, 2011
Parent only financial statements
26	Parent only financial statements

As of December 31, 2011, the total restricted net assets amounted to RMB778.4 million (2010: 1,043.1 million), which exceeded 25% percentage of our consolidated net assets (RMB661.4 million (2010: 607.9 million)). As a result, parent only financial statements are prepared as follows:

Yucheng Technologies Limited

Condensed Balance Sheets

As of December 31, 2010 and 2011

(Expressed in Chinese Renminbi)

	2010	2011	2011
	RMB	RMB	USD
			(unaudited)
Assets

Current assets:
Cash and cash equivalents	1,975,787	638,797	101,382
Trade accounts receivable, net	2,055,245	1,955,380	310,333
Other current assets	287,025,875	279,651,400	44,382,771
Total current assets	291,056,907	282,245,577	44,794,486

Investments in subsidiaries	346,260,409	409,004,423	64,912,064
Total assets	637,317,316	691,250,000	109,706,550

Liabilities and stockholders’ equity

Current liabilities
Trade accounts payable	2,442,818	2,324,120	368,855
Other current liabilities	32,131,632	27,985,133	4,441,453
Total current liabilities	34,574,450	30,309,253	4,810,308

Stockholders’ Equity
Preferred stock, $0.0001 par value, authorized 2,000,000 shares and none issued;	-	-	-
Common stock, $0.0001 par value, authorized 60,000,000 shares; 18,560,014 shares and 18,941,417 shares issued and outstanding as of December 31, 2010 and 2011	20,007,998	20,008,251	3,175,459
Additional paid-in capital	393,936,410	411,104,366	65,245,341
Reserves	50,428,005	57,340,546	9,100,374
Retained earnings	141,363,202	176,077,413	27,944,801
Accumulated other comprehensive loss	(2,992,749)	(3,589,829)	(569,733)
Total stockholders’ equity	602,742,866	660,940,747	104,896,242

Total liabilities and stockholders’ equity	637,317,316	691,250,000	109,706,550

Yucheng Technologies Limited

Condensed Statements of Operations and Comprehensive Income

For the year ended December 31, 2009, 2010 and 2011

(Expressed in Chinese Renminbi)

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)

Total revenues	-	-	-	-

Cost of revenues:
Platform Services	(215,733)	-	-	-
Maintenance Services	(1,919,157)	-	-	-
Total cost of revenues	(2,134,890)	-	-	-

Gross profit	(2,134,890)	-	-	-
General and administrative expenses	(1,458,349)	(8,912,151)	(8,698,450)	(1,380,509)

Income (loss) from operations	(3,593,239)	(8,912,151)	(8,698,450)	(1,380,509)

Other income	-	1,899	3,331	529
Share of results of subsidiaries	(606,359)	10,874,976	50,321,871	7,986,455

Income (loss) before income taxes	(4,199,598)	1,964,724	41,626,752	6,606,475
Income tax expenses	-	-	-	-

Net income (loss)	(4,199,598)	1,964,724	41,626,752	6,606,475

Yucheng Technologies Limited

Condensed Statements of Cash Flows

For the year ended December 31, 2009, 2010 and 2011

(Expressed in Chinese Renminbi)

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)

Net cash (used in) provided by operating activities	24,138,668	(12,708,129)	(1,152,049)	(182,838)

Net cash used in investing activities	(8,117,439)	-	-	-

Net cash used in financing activities	(18,281,588)	-	-	-

Net decrease in cash and cash equivalents	(2,260,359)	(12,708,129)	(1,152,049)	(182,838)

Cash and cash equivalents at beginning of year	16,944,275	14,683,916	1,975,787	313,572
Effect of exchange rate changes in cash and cash equivalents	-	-	(184,941)	(29,352)

Cash and cash equivalents at the end of year	14,683,916	1,975,787	638,797	101,382

Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.